Derivatives (Tables)	12 Months Ended
Dec. 31, 2013
Derivatives [Abstract]
Derivatives Associated With Legacy Mortgage Servicing Activities
The following table summarizes FHN’s derivatives associated with legacy mortgage servicing activities as of and for the years ended December 31, 2013 and 2012:

	December 31, 2013
(Dollars in thousands)	Notional	Assets	Liabilities	Gains/(Losses)
Retained Interests Hedging
Hedging Instruments:
Forwards and Futures	$-	$-	$-	$(3,047)
Interest Rate Swaps and Swaptions	-	-	-	(4,275)
Hedged Items:
Mortgage Servicing Rights	N/A	$70,492	N/A	$21,591
Other Retained Interests	N/A	7,195	N/A	3,813

	December 31, 2012
(Dollars in thousands)	Notional	Assets	Liabilities	Gains/(Losses)
Retained Interests Hedging
Hedging Instruments:
Forwards and Futures	$55,000	$-	$26	$9,993
Interest Rate Swaps and Swaptions	1,712,600	7,371	6,350	5,886
Hedged Items:
Mortgage Servicing Rights	N/A	$111,363	N/A	$(12)
Other Retained Interests	N/A	17,987	N/A	1,614

Derivatives Associated With Capital Markets Trading Activities
The following table summarizes FHN’s derivatives associated with capital markets trading activities as of December 31, 2013 and 2012:

	December 31, 2013
(Dollars in thousands)	Notional	Assets	Liabilities
Customer Interest Rate Contracts	$1,786,532	$76,980	$11,214
Offsetting Upstream Interest Rate Contracts	1,786,532	11,214	76,980
Option Contracts Purchased	5,000	9	-
Forwards and Futures Purchased	1,278,331	2,489	824
Forwards and Futures Sold	1,445,656	531	3,519

	December 31, 2012
(Dollars in thousands)	Notional	Assets	Liabilities
Customer Interest Rate Contracts	$1,447,895	$128,832	$949
Offsetting Upstream Interest Rate Contracts	1,447,895	949	128,832
Forwards and Futures Purchased	1,578,656	323	1,920
Forwards and Futures Sold	2,023,687	1,527	600

Derivatives Associated With Interest Rate Risk Management Activities
The following tables summarize FHN’s derivatives associated with interest rate risk management activities as of and for the years ended December 31, 2013 and 2012:

	December 31, 2013
(Dollars in thousands)	Notional	Assets	Liabilities		Gains/(Losses)
Customer Interest Rate Contracts Hedging
Hedging Instruments and Hedged Items:
Customer Interest Rate Contracts (a)	$759,830	$28,747	$3,670		$(30,057)
Offsetting Upstream Interest Rate Contracts (a)	776,236	3,670	29,247		30,547
Debt Hedging
Hedging Instruments:
Interest Rate Swaps (b)	$1,254,000	$58,226	$24,904		$(61,853)
Hedged Items:
Term Borrowings (b)	N/A	N/A	$1,254,000	(c)	$61,853	(d)

	December 31, 2012
(Dollars in thousands)	Notional	Assets	Liabilities		Gains/(Losses)
Customer Interest Rate Contracts Hedging
Hedging Instruments and Hedged Items:
Customer Interest Rate Contracts (a)	$981,264	$55,216	$292		$(14,252)
Offsetting Upstream Interest Rate Contracts (a)	981,264	292	56,416		15,152
Debt Hedging
Hedging Instruments:
Interest Rate Swaps (b)	$1,604,000	$97,957	$2,667		$(31,565)
Hedged Items:
Term Borrowings (b)	N/A	N/A	$1,604,000	(c)	$31,565	(d)

  Gains/losses included in the Other expense section of the Consolidated Statements of Income.
  Gains/losses included in the All other income and commissions section of the Consolidated Statements of Income.
  Represents par value of term borrowings being hedged.
  Represents gains and losses attributable to changes in fair value due to interest rate risk as designated in ASC 815-20 hedging relationships.

Schedule Of Derivative Activities Associated With Trust Preferred Loans
The following tables summarize FHN’s derivative activities associated with held-to-maturity trust preferred loans as of and for the years ended December 31, 2013 and 2012:

	December 31, 2013
(Dollars in thousands)	Notional	Assets		Liabilities	Gains/(Losses)
Loan Portfolio Hedging
Hedging Instruments:
Interest Rate Swaps	$6,500	N/A		$1,006	$1,037
Hedged Items:
Trust Preferred Loans (a)	N/A	$6,500	(b)	N/A	$(1,032)	(c)

	December 31, 2012
(Dollars in thousands)	Notional	Assets		Liabilities	Gains/(Losses)
Loan Portfolio Hedging
Hedging Instruments:
Interest Rate Swaps	$56,750	N/A		$2,042	$6,766
Hedged Items:
Trust Preferred Loans (a)	N/A	$56,750	(b)	N/A	$(6,720)	(c)

  Assets included in the Loans, net of unearned income section of the Consolidated Statements of Condition.
  Represents principal balance being hedged.
  Represents gains and losses attributable to changes in fair value due to interest rate risk as designated in ASC 815-20 hedging relationships.

Derivative Assets And Collateral Received
The following table provides a detail of derivative assets and collateral received as presented on the Consolidated Statements of Condition as of December 31:

				Gross amounts not offset in the
				Statement of Condition
		Gross amounts	Net amounts of	Derivative
	Gross amounts	offset in the	assets presented	liabilities
	of recognized	Statement of	in the Statement	available for	Collateral
(Dollars in thousands)	assets	Condition	of Condition (a)	offset	Received	Net amount
Derivative assets:
2013 (b)	$178,837	$-	$178,837	$(68,216)	$(110,621)	$-
2012 (b)	290,617	-	290,617	(24,328)	(254,133)	12,156

  Included in Derivative Assets on the Consolidated Statements of Condition. As of December 31, 2013 and 2012, $3.0 million and $1.9 million, respectively, of derivative assets (primarily capital markets forward contracts) have been excluded from these tables because they are generally not subject to master netting or similar agreements.
  2013 and 2012 are comprised entirely of interest rate derivative contracts.

Derivative Liabilities and Collateral Pledged
The following table provides a detail of derivative liabilities and collateral pledged as presented on the Consolidated Statements of Condition as of December 31:

				Gross amounts not offset in the
				Statement of Condition
		Gross amounts	Net amounts of
	Gross amounts	offset in the	liabilities presented	Derivative
	of recognized	Statement of	in the Statement	assets available	Collateral
(Dollars in thousands)	liabilities	Condition	of Condition (a)	for offset	pledged	Net amount
Derivative liabilities:
2013 (b)	$147,021	$-	$147,021	$(68,216)	$(59,999)	$18,806
2012 (b)	197,574	-	197,574	(24,328)	(169,218)	4,028

  Included in Derivative Liabilities on the Consolidated Statements of Condition. As of December 31, 2013 and 2012, $7.3 million and $4.7 million, respectively, of derivative liabilities (primarily capital markets forward contracts) have been excluded from these tables because they are generally not subject to master netting or similar agreements.
  2013 is comprised entirely of interest rate derivative contracts. 2012 includes $197.5 million of interest rate derivative contracts.